Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Total cost of Property and equipment	$ 24,008,876	$ 24,132,283
Less: accumulated depreciation	(8,982,739)	(6,725,677)
Property and equipment, net	15,026,137	17,406,606
Software [Member]
Schedule of Property and Equipment [Line Items]
Total cost of Property and equipment	23,850,000	23,850,000
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Total cost of Property and equipment		38,522
Office and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total cost of Property and equipment	$ 158,876	$ 243,761